Stockholders’ Equity	12 Months Ended
Jun. 30, 2022
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

14. STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 10,000,000 shares of preferred stock, par value $0.0001 per share, and 140,000,000 shares of common stock, par value $0.0001 per share, of which 50,000,000 shares are outstanding as of June 30, 2021 and 2022. See Note 1.